Note 7 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
2026, finance lease	$ 481
2026, operating lease	448
2026	929
2027, finance lease	431
2027, operating lease	434
2027	865
2028, finance lease	394
2028, operating lease	329
2028	723
2029, finance lease	305
2029, operating lease	269
2029	574
2030, finance lease	95
2030, operating lease	104
2030	199
Thereafter, finance lease	329
Thereafter, operating lease	0
Thereafter	329
Total lease payments, finance lease	2,035
Total lease payments, operating lease	1,584
Total lease payments	3,619
Less: imputed interest, finance lease	403
Less: imputed interest, operating lease	205
Less: imputed interest	608
Total, finance lease	1,632	$ 908
Total, operating lease	1,379	1,383
Total	3,011
Less: current portion of obligations under leases, finance lease	384	201
Less: current portion of obligations under leases, operating lease	362	365
Less: current portion of obligations under leases	746
Long-term portion of obligations under leases, finance lease	1,248	707
Long-term portion of obligations under operating leases	1,017	$ 1,018
Long-term portion of obligations under leases	$ 2,265